CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 9,362,521	$ 4,884,015	$ 3,923,667
Cost of sales	(8,103,483)	(4,963,485)	(4,513,228)
Gross margin	1,259,038	(79,470)	(589,561)
Other income	154,286	227,331	411,002
Distribution costs	(426,599)	(291,820)	(294,278)
Administrative expenses	(576,429)	(439,494)	(499,512)
Other expenses	(531,575)	(535,824)	(692,939)
Gain (losses) from restructuring activities	1,679,934	(2,337,182)	(990,009)
Other gains/(losses)	(347,077)	30,674	(1,874,789)
Income (Loss) from operation activities	1,211,578	(3,425,785)	(4,530,086)
Financial income	1,052,295	21,107	50,397
Financial costs	(942,403)	(805,544)	(586,979)
Foreign exchange gains/(losses)	25,993	131,408	(48,403)
Result of indexation units	(1,412)	(5,393)	9,348
Income (Loss) before taxes	1,346,051	(4,084,207)	(5,105,723)
Income tax (expense) / benefits	(8,914)	(568,935)	550,188
NET INCOME (LOSS)	1,337,137	(4,653,142)	(4,555,535)
Income (Loss) attributable to owners of the parent	1,339,210	(4,647,491)	(4,545,887)
Loss attributable to non-controlling interest	(2,073)	(5,651)	(9,648)
Net Income (Loss)	$ 1,337,137	$ (4,653,142)	$ (4,555,535)
EARNING (LOSS) PER SHARE
Basic earning (loss) per share (in Dollars per share)	$ 0.013861	$ (7.66397)	$ (7.49642)
Diluted earning (loss) per share (in Dollars per share)	$ 0.013592	$ (7.66397)	$ (7.49642)